Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Related Party Transactions
Related Party Transactions
Key management personnel compensation
All directors and executive management have authority and responsibility for planning, directing and controlling the activities of the Group, and are considered to be key management personnel.
Compensation for the Company's key management personnel is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Executive management
Short-term compensation and benefits	$2,991	$2,860	$3,365
Post-employment benefits	99	100	96
Share-based payments	9,335	26,030	15,985
	$12,425	$28,990	$19,446
Board of directors
Cash remuneration	$362	$388	$241
Share-based payments	1,577	1,825	1,482
	$1,939	$2,213	$1,723